Harbor Mid Cap Value Fund Annual Fund Operating Expenses - Harbor Mid Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[2]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.77%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1]
Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.10%	[1]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%	[2]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.19%	[1]

[1]	The Advisor has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion, and 0.65% on assets over $1 billion through February 28, 2027. Additionally, the Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.77%, 0.85%, 1.10% and 1.19% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2027. Only the Fund’s Board of Trustees may modify or terminate these agreements.
[2]	Restated to reflect current fees for the Investor Class.